Other Current Assets	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
Other current assets
5.	Other current assets

Other current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Value-added tax recoverable	34,041,675	50,830,552
Deposits	2,361,968	2,202,904
Others	1,504,449	2,824,977
Total	37,908,092	55,858,433